Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2015 Portfolio - VIP Investor Freedom 2015 Portfolio	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(0.34%)
Annual Return 2016	5.82%
Annual Return 2017	14.99%
Annual Return 2018	(5.02%)
Annual Return 2019	18.24%
Annual Return 2020	13.70%
Annual Return 2021	7.64%
Annual Return 2022	(14.58%)
Annual Return 2023	10.85%
Annual Return 2024	6.43%